INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

		Intangible Assets
($ millions)	Goodwill	Purchase and Sale Contracts and Other	Customer Relationships	Total	Total Goodwill & Intangible Assets
Cost
Balance at December 31, 2018	3,878	227	639	866	4,744
Additions and other	—	13	—	13	13
Acquisition (Note 7)	824	—	1,254	1,254	2,078
Foreign exchange adjustments	(3)	—	(12)	(12)	(15)
Balance at December 31, 2019 (Restated Note 4)	4,699	240	1,881	2,121	6,820
Additions and other	—	22	—	22	22
Foreign exchange adjustments	(5)	(1)	(12)	(13)	(18)
Balance at December 31, 2020	4,694	261	1,869	2,130	6,824

Amortization
Balance at December 31, 2018	—	164	171	335	335
Amortization	—	10	31	41	41
Balance at December 31, 2019	—	174	202	376	376
Amortization	—	6	102	108	108
Balance at December 31, 2020	—	180	304	484	484

Carrying amounts
Balance at December 31, 2019 (Restated Note 4)	4,699	66	1,679	1,745	6,444
Balance at December 31, 2020	4,694	81	1,565	1,646	6,340

Disclosure of goodwill and intangible assets by segment
The aggregate carrying amount of goodwill allocated to each operating segment is as follows:

As at December 31	2020	2019 (Restated Note 4)
($ millions)
Pipelines	2,713	2,718
Facilities	541	541
Marketing & New Ventures	1,440	1,440
Total goodwill	4,694	4,699

For the year ended December 31, 2020	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	2,105	892	3,205	—	6,202
Inter-segment revenue	146	339	—	(485)	—
Total revenue(3)	2,251	1,231	3,205	(485)	6,202
Operating expenses(4)	498	392	—	(178)	712
Cost of goods sold, including product purchases	—	11	3,064	(317)	2,758
Depreciation and amortization included in operations	402	199	50	11	662
Cost of sales	900	602	3,114	(484)	4,132
Realized gain on commodity-related derivative financial instruments	—	—	(54)	—	(54)
Unrealized (gain) loss on commodity-related derivative financial instruments	—	(4)	88	—	84
Share of profit from equity accounted investees - operations	227	55	—	—	282
Adjusted gross profit	1,578	688	57	(1)	2,322
Impairment in share of profit from equity accounted investees	—	—	(314)	—	(314)
Gross profit (loss)	1,578	688	(257)	(1)	2,008
Depreciation included in general and administrative	—	—	—	38	38
Other general and administrative(4)	24	10	28	146	208
Other (income) expense	(1)	2	4	(23)	(18)
Impairment expense	1,396	10	370	—	1,776
Reportable segment results from operating activities	159	666	(659)	(162)	4
Net finance costs (income)	31	24	(13)	378	420
Reportable segment earnings (loss) before tax	128	642	(646)	(540)	(416)
Capital expenditures	587	370	38	34	1,029
Contributions to equity accounted investees	—	69	155	—	224

For the year ended December 31, 2019 (Restated Note 3)	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	1,650	776	4,804	—	7,230
Inter-segment revenue	137	345	—	(482)	—
Total revenue(3)	1,787	1,121	4,804	(482)	7,230
Operating expenses(4)	436	344	—	(178)	602
Cost of goods sold, including product purchases	—	4	4,417	(311)	4,110
Depreciation and amortization included in operations	243	166	51	11	471
Cost of sales	679	514	4,468	(478)	5,183
Realized gain on commodity-related derivative financial instruments	—	—	(33)	—	(33)
Share of profit from equity accounted investees	274	51	50	—	375
Unrealized loss on commodity-related derivative financial instruments	—	—	13	—	13
Gross profit (loss)	1,382	658	406	(4)	2,442
Depreciation included in general and administrative	—	—	—	36	36
Other general and administrative(4)	30	14	35	181	260
Other expense	3	—	3	9	15
Impairment expense	300	—	—	—	300
Reportable segment results from operating activities	1,049	644	368	(230)	1,831
Net finance costs (income)	6	21	(8)	270	289
Reportable segment earnings (loss) before tax	1,043	623	376	(500)	1,542
Capital expenditures	892	569	157	27	1,645
Contributions to equity accounted investees	13	73	177	—	263
(1)    Pipelines transportation revenue includes $228 million (2019: $33 million) associated with U.S. pipeline revenue.
(2)    Marketing & New Ventures includes revenue of $143 million (2019: $182 million) associated with U.S. midstream sales.
(3)    During 2020, no one customer accounted for 10 percent or more of total revenues reported throughout all segments. During 2019, one customer accounted for 10 percent or more of total revenues with $718 million reported throughout all segments.
(4)    Pembina incurred $370 million (2019: $339 million) of employee costs, of which $244 million (2019: $182 million) was recorded in operating expenses and $126 million (2019: $157 million) in general and administrative expenses. Employee costs include salaries, benefits and share-based compensation.

Disclosure of key assumptions used in goodwill impairment
For each operating segment, key assumptions and discount rate sensitivity are presented below:

	Operating Segments
2020	Pipelines	Facilities	Marketing & New Ventures
(Percent)
Key assumptions used
After-tax discount rate	5.9	5.9	10.1
Long-term growth rate	0.6	0.8	1.8
Incremental change in rates that would result in carrying value equal to recoverable amount
Increase in after-tax discount rate	2.7	3.2	1.6